Condensed consolidated statement of comprehensive income - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Consolidated statement of comprehensive income [abstract]
Net result (before non-controlling interests)	€ 3,219	€ 626
Items that will not be reclassified to the statement of profit or loss:
Realised and unrealised revaluations property in own use	(3)	11
Remeasurement of the net defined benefit asset/liability	29	84
Net change in fair value of equity instruments at FVOCI	90	(311)
Change in fair value of own credit risk of financial liabilities at FVPL	17	11
Items that may subsequently be reclassified to the statement of profit or loss:
Net change in fair value of debt instruments at FVOCI	(108)	(81)
Realised gains/losses on debt instruments at FOVCI reclassified to the statement of profit or loss	(30)	(27)
Changes in cash flow hedge reserve	(673)	644
Exchange rate differences	158	(691)
Share of other comprehensive income of associates and joint ventures and other income	(2)	2
Total comprehensive income	2,698	268
Comprehensive income attributable to:
Non-controlling interests	(31)	134
Equity holders of the parent	2,730	135
Total comprehensive income	€ 2,698	€ 268